Accounts Receivable	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Accounts Receivable

3.	Accounts Receivable:

The accounts receivable as at June 30, 2025, is summarized as follows:

	June 30, 2025	December 31, 2024
Accounts receivable	$2,719,331	$5,401,944
Provision for doubtful accounts	(223,196)	(220,733)
Net accounts receivable	$2,496,135	$5,181,211

The Company has a doubtful debt provision of $223,196 (December 31, 2024 - $220,733) for existing accounts receivable.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2025 and 2024

(Unaudited)